Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions											1 Months Ended	8 Months Ended
	Feb. 02, 2026	Jan. 30, 2026	Oct. 31, 2025	Aug. 01, 2025	Jul. 01, 2025	May 31, 2025	Jan. 18, 2025	Jan. 17, 2025	Jan. 15, 2025	Jun. 20, 2024	Jan. 31, 2025	Feb. 03, 2026	Aug. 14, 2025	Jun. 11, 2025	May 14, 2025
Subsequent Event [Line Items]
Voting rights of common stock									(i) for Class A common stock, with each share of its Class A common stock entitling its holder to one vote per share on all matters presented to our stockholders generally; and (ii) for Class B common stock, with each share of our Class B common stock entitling its holder to one vote per share on all matters presented to our stockholders generally, any that shares of our Class B common stock may only be held by the pre-IPO members of Flowco LLC whose membership interests did not get redeemed in connection with the IPO (“Continuing Equity Owners”) and their respective permitted transferees.
Percentage of amount payable to continuing equity owners									85.00%
Purchase price										$ 854.6
Distributions per common unit holders		$ 0.08	$ 0.08	$ 0.08		$ 0.08
Common stock, par value (in dollars per share)													$ 0.0001
Archrock, Inc.
Subsequent Event [Line Items]
Date of asset acquisition agreement					Jul. 01, 2025
Asset acquisition, consideration transferred in cash					$ 71.0
Assets acquisition, transaction date					Aug. 01, 2025
Restricted Stock Units (RSUs)
Subsequent Event [Line Items]
Shares granted											665,205
Grant date fair value											$ 19.8
Vesting period (as year)											3 years
Valiant Artificial Lift Solutions | Definitive Agreement
Subsequent Event [Line Items]
Business combination consideration in cash	$ 170.0
Shares issued for acquisition	1,500,000
Total consideration	$ 200.0
Revolving Credit Facility
Subsequent Event [Line Items]
Indebtedness repaid								$ 440.0
Flowco LLC
Subsequent Event [Line Items]
Voting membership interest									100.00%
Flowco LLC | Omnibus Agreement
Subsequent Event [Line Items]
Shares issued, new issues							1,057,629
Rescission of interests							1,057,629
Class A Common Stock | Share Repurchase Program [Member]
Subsequent Event [Line Items]
Share repurchase program, authorized amount														$ 50.0
Common stock, par value (in dollars per share)														$ 0.0001
Stock Repurchased During Period, Shares												953,229
Average cost per share												$ 15.72
Value of shares repurchased												$ 15.0
Class A Common Stock | Omnibus Agreement | White Deer Affiliates
Subsequent Event [Line Items]
Shares issued, new issues							1,057,629
Class A Common Stock | LLC Interests Held by Certain of Existing Indirect Owners of Flowco LLC
Subsequent Event [Line Items]
Shares issued for acquisition									5,251,620
Class A Common Stock | O 2025 Q2 Dividends
Subsequent Event [Line Items]
Dividend payable per share															$ 0.08
Dividend record date						May 14, 2025
Dividend payment date						May 28, 2025
Class A Common Stock | O 2025 Q3 Dividends
Subsequent Event [Line Items]
Dividend payable per share				$ 0.08
Dividend record date				Aug. 15, 2025
Dividend payment date				Aug. 29, 2025
Class A Common Stock | O 2025 Q4 Dividends
Subsequent Event [Line Items]
Dividend payable per share			$ 0.08
Dividend record date			Nov. 14, 2025
Dividend payment date			Nov. 26, 2025
Class A Common Stock | O 2026 Q1 Dividends
Subsequent Event [Line Items]
Dividend payable per share		$ 0.08
Dividend record date		Feb. 13, 2026
Dividend payment date		Feb. 25, 2026
Class A Common Stock | IPO
Subsequent Event [Line Items]
Shares issued, new issues									20,470,000
Share price									$ 24
Net proceeds from issuance of initial public offering									$ 461.8
Class B Common Stock
Subsequent Event [Line Items]
Shares issued, new issues									64,823,042